Lease Liabilities (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Lease liabilities
Short-term portion		R (1,894)	R (325)
Non-current lease liabilities	[1]	15,825	7,445
Reconciliation
Balance at beginning of year		7,770	7,624
Finance leases acquired		3,286	118
Payments made on lease liabilities		(2,061)	(345)
Transfer to liabilities held for sale		(2,214)
Termination of lease liability		(410)
Interest accrued		332	108
Translation effect of foreign currency leases		93	212
Translation of foreign operations		1,586	53
Balance at end of year		17,719	7,770
Expense relating to short-term leases		757
IFRS 16 Impact
Lease liabilities
Non-current lease liabilities			7,933
Reconciliation
Balance at beginning of year		9,337
Balance at end of year			9,337
After application of IFRS 16
Lease liabilities
Short-term portion			(1,729)
Non-current lease liabilities			15,378
Reconciliation
Balance at beginning of year		R 17,107
Balance at end of year			R 17,107

[1]	2019 includes finance leases under IAS 17.